Business combinations - Acquisition Date Fair Values of Each Major Class of Consideration Transferred (Details) $ in Millions	Dec. 17, 2019 GBP (£) shares employee	Nov. 01, 2019 GBP (£) active_client	Dec. 17, 2019 USD ($) shares employee	Jun. 30, 2019 GBP (£)	Dec. 29, 2017 GBP (£) employee	Dec. 29, 2017 USD ($) employee
Exozet GmbH
Disclosure of detailed information about business combination [line items]
Number of employees | employee	156		156
Identifiable assets acquired (liabilities assumed)	£ 6,822,000
Initial cash consideration	15,976,000
Fair value of deferred consideration	1,677,000
Fair value of equity consideration	847,000
Fair value of credit loss utilisation refund consideration	215,000
Total consideration transferred	£ 18,715,000
Contingent consideration payment period	12 months
Number of instruments issued (in shares) | shares	24,392		24,392
Liabilities from share-based payment transactions | $			$ 2.9
Vesting period	4 years
Intuitus Limited
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)		£ 5,454,000
Initial cash consideration		9,024,000
Fair value of deferred consideration		1,889,000
Fair value of equity consideration		3,110,000
Total consideration transferred		£ 14,023,000
Contingent consideration payment period		18 months
Number of instruments issued (in shares)		98,147
Liabilities from share-based payment transactions		£ 2,500,000
Vesting period		4 years
Number of active clients | active_client		100
Velocity Partners
Disclosure of detailed information about business combination [line items]
Number of employees | employee					527	527
Identifiable assets acquired (liabilities assumed)					£ 20,675,000
Initial cash consideration					28,586,000
Fair value of deferred consideration					4,198,000
Fair value of contingent consideration					10,933,000
Fair value of tax refund consideration					1,170,000
Total consideration transferred					44,887,000
Tax refund consideration due to former equity holders					1,200,000
Tax receivable for Washington State tax refund | $						$ 0.5
Value added tax receivables | $						$ 1.1
Less than 1 year | Velocity Partners
Disclosure of detailed information about business combination [line items]
Fair value of deferred consideration				£ 3,000,000
Later than one year and not later than two years | Velocity Partners
Disclosure of detailed information about business combination [line items]
Fair value of deferred consideration					£ 1,500,000